UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
(Address of principal executive offices) (Zip code)

David B. Perkins
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

  Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

  A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

# Semi-Annual Report

## For the period ending September 30, 2015

**Hatteras Global Private Equity Partners, Institutional, LLC**

HATTERAS
FUNDS

*Defining Alternatives*

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Table of Contents

As of and for the six months ended September 30, 2015 (Unaudited)

Schedule of Investments	1
Statement of Assets, Liabilities and Members’ Capital	3
Statement of Operations	4
Statements of Changes in Members’ Capital	5
Statement of Cash Flows	6
Notes to Financial Statements	7
Board of Managers	18
Fund Management	20
Other Information	21

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

September 30, 2015 (Unaudited)

Investments in Non-Listed Private Equity Funds (86.34%)	Cost	Fair Value
China (16.18%)
Delta Capital Growth Fund, L.P. [a,b]	$950,000	$1,343,869
Prax Capital China Growth Fund III (UST), L.P. [a,b]	670,521	720,595
Total China Investments		2,064,464
Germany (9.23%)
Pinova Capital [a,b]	1,086,102	1,177,767
Holland (8.91%)
HPE PRO Institutional Fund B.V. [a,b]	1,270,472	1,135,758
Hong Kong (4.73%)
Orchid Asia V, L.P. [a,b]	55,020	604,035
India (10.68%)
India Business Excellence Fund I, Inc. [a,b] (38 Class A participating shares)	119,339	751,669
India Equity Partners Fund II, LLC [a,b]	96,427	0
Peepul Capital Fund III, LLC[a,b] (53 common shares)	494,225	611,335
Total India Investments		1,363,004
Switzerland (5.00%)
Euroknights VI [a,b]	604,318	637,456
United Kingdom (6.02%)
Elysian Capital I, L.P. [a,b]	444,680	768,062
United States (25.59%)
The Azalea Fund III, L.P. [a,b]	330,132	281,967
Baird Capital Partners V, L.P. [a,b]	915,040	858,708
Radius Venture Partners III, L.P.[a,b]	396,826	806,552
Radius Venture Partners III QP, L.P. [a,b]	287,128	492,311
The Resilience Fund III, L.P. [a,b]	781,227	824,766
Total United States Investments		3,264,304
Total Investments in Non-Listed Private Equity Funds (Cost $8,501,457)		11,014,850

Short-Term Investments (28.58%)
Federated Prime Obligations Fund #10, 0.10% [c,d]	3,645,664	3,645,664
Total Short-Term Investments (Cost $3,645,664)		3,645,664
Total Investments (Cost $12,147,121) (114.92%)		14,660,514
Liabilities in excess of other assets (-14.92%)		(1,902,899)
Members' Capital (100.00%)		$12,757,615

a

Non-Listed Private Equity Funds are issued in private placement transactions and, as such, are restricted as to resale. Total cost and fair value of restricted investments as of September 30, 2015 was $8,501,457 and $11,014,850, respectively.

b	Non-income producing.
c	The rate shown is the annualized 7-day yield as of September 30, 2015.
d

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Percentages shown represent fair value as a percentage of Members’ capital.

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

September 30, 2015 (Unaudited) (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Capital

September 30, 2015 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $8,501,457)	$11,014,850
Short-term investments, at fair value (cost $3,645,664)	3,645,664
Interest receivable	274
Total assets	14,660,788

Liabilities and members’ capital
Withdrawals payable	1,797,868
Investment management fee payable	45,686
Professional fees payable	27,219
Servicing fees payable	18,217
Accounting and administration fees payable	10,000
Custodian fees payable	2,933
Managers' fees payable	1,250
Total liabilities	1,903,173

Commitments and contingencies (See Note 5)

Members’ capital	12,757,615
Total liabilities and members’ capital	$14,660,788

Components of members’ capital:
Capital contributions	$11,193,690
Accumulated net investment loss	(1,706,778)
Net unrealized appreciation on investments and foreign currency translation	2,513,393
Accumulated net realized gain on Investments and foreign currency translation	757,310
Members’ capital	$12,757,615

Net asset value per unit	$113.72
Number of authorized units	Unlimited
Units issued to Members	112,189.040
Number of outstanding units	112,189.040

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Statement of Operations

For the six months ended September 30, 2015 (Unaudited)

Investment income
Interest	$1,221
Dividends	72,554
Total investment income	73,775

Operating expenses
Investment management fees	91,243
Servicing fees	36,383
Professional fees	32,771
Accounting and administration fees	20,000
Managers’ fees	17,500
Custodian fees	6,100
Insurance expense	1,789
Other expenses	6,230
Net operating expenses	212,016
Net investment loss	(138,241)

Net realized gain and unrealized appreciation on investments and foreign currency translation
Net realized gain on investments	199,861
Net realized loss on foreign currency translation	(28,700)
Net unrealized appreciation of investments	641,936
Net unrealized appreciation of foreign currency translation	152,026
Net realized gain and unrealized appreciation on investments and foreign currency translation	965,123
Net increase in members’ capital resulting from operations	$826,882

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Statements of Changes in Members’ Capital

For the year ended March 31, 2015 and the six months ended September 30, 2015 (Unaudited)

Members' Capital
Members' capital, at March 31, 2014	$15,264,231
Capital withdrawals	(1,489,168)
Net Investment loss	(410,546)
Net realized loss from investments and foreign currency translation	(91,637)
Net unrealized appreciation on investments and foreign currency translation	455,721
Members' capital, at March 31, 2015	$13,728,601
Capital withdrawals	(1,797,868)
Net Investment loss	(138,241)
Net realized gain from investments and foreign currency translation	171,161
Net unrealized appreciation on investments and foreign currency translation	793,962
Members' capital, at September 30, 2015	$12,757,615

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Statement of Cash Flows

For the six months ended September 30, 2015 (Unaudited)

Cash flows from operating activities:
Net increase in members' capital resulting from operations	$826,882
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(831,821)
Net purchae of short-term investments	(109,676)
Proceeds from Investment Funds sold	1,660,168
Net realized gain on sale of investments and foreign currency translation	(171,161)
Net unrealized appreciation of investments and foreign currency translation	(793,962)
Increase in interest receivable	(138)
Increase in management fees payable	329
Increase in servicing fees payable	130
Decrease in professional fees payable	(28,067)
Increase in accounting and administration fees payable	10,000
Increase in custodian fees payable	2,082
Net cash provided by operating activities	564,766

Cash flows used in financing activities:
Capital withdrawals	(722,590)
Net cash used in financing activities	(722,590)
Net change in cash	(157,824)

Cash at beginning of year	157,824
Cash at end of period	$—

See notes to financial statements.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited)

1.	ORGANIZATION

Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on April 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC, an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, “Capvent” or the “Sub-Adviser”).

The Fund had an initial closing on April 1, 2010 (the “Initial Closing”) and a final closing on March 31, 2011 (the “Final Closing”). The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund. The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board of Managers (the “Board”) of the Fund.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund has a fund of funds structure and invests in other investment companies and partnerships. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a broad portfolio of private equity investments. In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”). The Fund is an investment company and applies accounting and reporting guidance in accordance with Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

b.	Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There was no cash held in the fund at September 30, 2015.

c.	Valuation of Portfolio Investments

The Fund’s valuation procedures have been adopted by the Fund’s Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser, the Sub-Adviser and the Fund’s third-party administrator, which report to the Board.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments held by the Fund include:

●

Investments in Non-Listed Private Equity Funds - The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with the Fund’s valuation procedures. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment managers as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under the Fund’s valuation procedures. These fair value procedures employed by the Adviser and Sub-Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Funds may lag the reporting period of the Fund. The Adviser and Sub-Adviser have established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

●

Short-Term Investments - During the six months ended September 30, 2015, the Fund held the short-term investment Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

In April 2015, FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $11,014,850 are excluded from the fair value hierarchy as of September 30, 2015.

d.	Investment Income

Interest income is recorded when earned. Dividend income, net of foreign withholding taxes, is recognized on the ex-dividend date. Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund. Investments in listed private equity investments are recorded on a trade-date basis. Investments in Non-Listed Funds are recorded on a subscription-effective-date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific-identified-cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, investment management fee, board of managers’ fees, and expenses of meetings of the Board.

f.	Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on September 30, 2015. Transactions during the six months ended September 30, 2015 are translated at the spot rate of exchange prevailing on the date of the transaction.

The portion of gains and losses on investments that is due to changes in foreign currency exchange rates from that which is due to changes in the fair value of investments is separately disclosed on the statement of operations.

g.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years currently subject to evaluation by tax authorities are for the years ended December 31, 2012 through December 31, 2014.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

h.	Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members’ Units held.

i.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

j.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments, approximate the carrying amounts presented on the statement of operations.

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund (the “Sub-Advisory Agreement”).

In consideration for the advisory and other services provided by the Adviser, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser pays the Sub-Adviser a portion of the Investment Management Fee it receives from the Fund. For the six months ended September 30, 2015, the total Investment Management Fee was $91,243.

The Fund will pay an incentive allocation (the “Incentive Allocation”) at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), to each of the Adviser and Sub-Adviser in an amount equal to 5% (10% in the aggregate) of the excess, if any, of the net profits of the Fund above the balance of the Fund’s loss recovery amount, provided the Fund has earned at least a 6% annualized return (prior to the deduction of the Incentive Allocation) for the year. Any Incentive Allocation will be deducted pro-rata from each Member’s Units. There is no accrued incentive allocation for the six months ended September 30, 2015.

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (the “Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. The Fund Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For the six months ended September 30, 2015, the Fund incurred Fund Servicing Fees totaling $36,383, which is included in the statement of operations under servicing fees.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS (Continued)

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $5,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing his duties. For the six months ended September 30, 2015, retainers to the Independent Managers totaled $15,000 and are included in the statement of operations under managers’ fees. Included in managers’ fees is $2,500, which represents compensation to the Fund’s Chief Compliance Officer.

4.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the six months ended September 30, 2015, the total accounting and administration fee was $20,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, N.A., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	INVESTMENTS IN INVESTMENT FUNDS

Total purchases of Investment Funds for the six months ended September 30, 2015 amounted to $831,821. Total proceeds from sales, redemptions, or other dispositions of Investment Funds for the six months ended September 30, 2015 amounted to $1,660,168.

The Fund has invested substantially all of its available capital in private equity investments. The non-listed private equity investments will be restricted securities that are subject to substantial holding periods or are not traded in public markets at all; therefore, the Fund may not be able to resell some of its securities holdings for extended periods. Due to the timing of tax information received from the private equity investments, tax basis reporting is not available as of the reporting date.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured on a recurring basis as of September 30, 2015:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Non-Listed Private Equity Funds	$—	$—	$—	11,014,850	$11,014,850
Short-Term Investments	3,645,664	—	—	—	3,645,664
Total	$3,645,664	$—	$—	11,014,850	$14,660,514

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended September 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

5.	INVESTMENTS IN INVESTMENT FUNDS (Continued)

Accounting Standards Update (“ASU”) 2009-12 to ASC 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value. Adjustments to NAV may also be made when Non-Listed Private Equity Funds report in an accounting method other than US GAAP, and an adjustment is required to bring the reported balance into conformity as to what would have been reported under US GAAP.

As of September 30, 2015, all Non-Listed Private Equity Funds were valued using NAV as practical expedient. For two Non-Listed Private Equity Funds, reported NAV was reduced by the carried interest, which was calculated by the fund using information provided by the underlying fund to bring the reported balance into conformity as to what would have been reported under US GAAP.

A listing of the investments held by the Fund and their attributes, as of September 30, 2015, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity – Distressed Capital(a)	Investments in companies that are in distress or heading towards a distressed position such as bankruptcy	$824,766	$163,498	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Growth Capital(b)	Investments in nonpublic companies; investment used to fund business expansion	$5,188,265	$1,014,063	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Leveraged Buyout (c)	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt	$3,065,500	$348,678	Up to 10 years	None	N/A	N/A

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

5.	INVESTMENTS IN INVESTMENT FUNDS (Continued)

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity – Venture Capital(d)	Investments in early-stage, high-potential, high-risk, growth startup companies	$1,298,863	$83,700	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Special Situations(e)	Investments in nonpublic companies that are in financial distress.	$637,456	$472,408	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)

The category includes Investment Funds that invest primarily in nonpublic companies that are in distress. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(b)

The category includes Investment Funds that invest primarily in nonpublic companies in need of growth capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(c)

The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(d)

The category includes Investment Funds that invest primarily in early-stage, high-potential, high-risk, growth startup companies. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(e)

The category includes Investment Funds that invest primarily in nonpublic companies that are in financial distress based on a special situation rather than the underlying fundamentals of the security. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

6.	REPURCHASE OF MEMBERS’ UNITS

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Units from Members, pursuant to written tenders by Members. In determining whether the Fund should offer to repurchase Units therein from its Members pursuant to written requests, the Board will consider the recommendation of the Adviser. During the six months ended September 30, 2015 the Fund conducted one repurchase offer on September 30, 2015 totaling $1,797,868. It is also anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers for its interests in the Portfolio Funds. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on its repurchase offers for interests in the Portfolio Funds.

7.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. For a more complete list of risk factors, Members should refer to their Confidential Private Placement Memorandum, as supplemented, and the corresponding Statement of Additional Information, as supplemented. No guarantee or representations is made that the investment objective of the Fund will be met.

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Concentration risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk: The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets.

The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

8.	RISK FACTORS (Continued)

Foreign, economic, political and legal risks: The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than those in the United States of America. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the portfolio funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Investment Funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

9.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for the periods detailed below. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Continued)

9.	FINANCIAL HIGHLIGHTS (Continued)

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the NAV during each accounting period.

Per Unit Operating Performance:
Net Asset Value, April 1, 2010	$100.00
Income from investment operations:
Net investment loss*	(2.05)
Net realized gain and unrealized appreciation of investments and foreign currency translation	6.52
Total from investment operations	4.47
Incentive Allocation	(0.24)
Net Asset Value, March 31, 2011	$104.23
Income from investment operations:
Net investment loss*	(2.00)
Net realized gain and unrealized depreciation of investments and foreign currency translation	(4.79)
Total from investment operations	(6.79)
Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011	0.24
Net Asset Value, March 31, 2012	$97.68
Income from investment operations:
Net investment loss*	(1.87)
Net realized gain and unrealized appreciation of investments and foreign currency translation	4.04
Total from investment operations	2.17
Net Asset Value, March 31, 2013	$99.85
Income from investment operations:
Net investment loss*	(2.25)
Net realized gain and unrealized appreciation of investments and foreign currency translation	10.03
Total from investment operations	7.78
Net Asset Value, March 31, 2014	$107.63
Income from investment operations:
Net investment loss*	(4.09)
Net realized gain and unrealized appreciation of investments and foreign currency translation	3.72
Total from investment operations	(0.37)
Net Asset Value, March 31, 2015	$107.26
Income from investment operations:
Net investment loss*	(2.96)
Net realized gain and unrealized appreciation of investments and foreign currency translation	9.42
Total from investment operations	6.46
Net Asset Value, September 30, 2015	$113.72

*	Per share amounts calculated based on weighted average shares outstanding during the period.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

For the six months ended September 30, 2015 (Unaudited) (Concluded)

9.	FINANCIAL HIGHLIGHTS (Continued)

	For the six months ended September 30, 2015	For the years ended March 31,				For the period from April 1, 2010 (commencement of operations) to March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Total return before Incentive Allocation	6.02%[2]	(0.34)%	7.79%	2.22%	(6.51)%	4.63%
Total return after Incentive Allocation	6.02%[2]	(0.34)%	7.79%	2.22%	(6.29)%	4.23%
Members’ capital, end of year/period (000’s)	$12,758	$13,729	$15,264	$14,162	$13,854	$14,783
Portfolio turnover	0.32%[2]	12.61%	16.56%	21.63%	6.81%	4.93%
Ratios as a percentage of average Members’ capital:
Net investment loss	(1.99)%[3]	(2.74)%	(2.21)%	(1.91)%	(2.03)%	(5.15)%
Total operating expenses, net	3.05%[3]	3.00%	2.97%	3.01%	2.84%	5.58%
Management fee waiver	—	—	—	—	—	1.31%
Incentive Allocation	—	—	—	—	(0.24)%[1]	0.59%
Total operating expenses, gross including Incentive Allocation	3.05%[3]	3.00%	2.97%	3.01%	2.60%	7.48%

*

Internal rate of return since inception as of September 30, 2015 was 2.37%; March 31, 2015 was 1.41%; as of March 31, 2014 was 1.86%; as of March 31, 2013 was -0.05%; as of March 31, 2012 was -1.17%; as of March 31, 2011 was 4.23%.

[1]	Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011.

[2]	Not Annualized

[3]	Annualized

10.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements except for the following:

On November 9, 2015, it was announced that certain principals of the Investment Manager (the “Company”) had entered into an agreement to purchase the Company from RCS Capital Corporation. When completed, the purchase will result in a change in control of the Investment Manager and, therefore, constitute an “assignment” within the meaning of the 1940 Act of i) the existing Investment Management Agreement between the Adviser and the Fund, and ii) the existing Sub-Advisory Agreement among the Adviser, Capvent and the Fund. The purchase is expected to be consummated in the first quarter of 2016.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Board of Managers

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of September 30, 2015, is set forth below. The business address of each Manager is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGERS
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LLC (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	18
Peter M. Budko[2,3] February 4, 1960	Manager	Since 2014	Partner, American Realty Capital, an investment advisory firm (2007 to Present); Chief Executive Officer, BDCA Adviser, an investment advisory firm (2010 to Present); Director, ARC Realty Finance Trust, Inc. (2013 to Present); Director, RCS Capital Corp (2013 to Present).	18
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	18
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	18
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to 2009).	18

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Board of Managers

(Unaudited) (Concluded)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Joseph A. Velk[3] May 15, 1960	Manager; Audit Committee Member of the Fund	Since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to Present).	18
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2009 to Present); Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009); Chief Operating Officer, Aladdin Capital Management LLC (2005 to 2007).	18
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	18

[1]

The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of one fund).

[2]	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

[3]	Became Manager effective July 1, 2014.

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Fund Management

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2015, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception	Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by the Hatteras Funds since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

[1]

The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of one fund).

Hatteras Global Private Equity Partners Institutional, LLC
(a Delaware Limited Liability Company)

Other Information

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the period ended June 30, 2015 is available at http://www.sec.gov or by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HATTERAS
FUNDS

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 9, 2015

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	December 9, 2015

*	Print the name and title of each signing officer under his or her signature.